Earnings per share (Tables)	12 Months Ended
Mar. 31, 2024
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Disclosure of the Difference Between Basic And Diluted Earnings Per Share
Reconciliation of the difference between basic and diluted earnings per share attributable to Toyota Motor Corporation are as follows:

	Yen in millions	Thousands of shares	Yen
	Net income attributable to Toyota Motor Corporation	Weighted-average common shares	Earnings per share attributable to Toyota Motor Corporation

For the year ended March 31, 2022
Net income attributable to Toyota Motor Corporation	2,850,110

Basic earnings per share attributable to Toyota Motor Corporation	2,850,110	13,887,348	205.23
Effect of dilutive securities
Model AA Class Shares	23	311

Diluted earnings per share attributable to Toyota Motor Corporation	2,850,132	13,887,659	205.23

For the year ended March 31, 2023
Net income attributable to Toyota Motor Corporation	2,451,318

Basic earnings per share attributable to Toyota Motor Corporation	2,451,318	13,658,382	179.47
Effect of dilutive securities
Model AA Class Shares	—	—

Diluted earnings per share attributable to Toyota Motor Corporation	2,451,318	13,658,382	179.47

For the year ended March 31, 2024
Net income attributable to Toyota Motor Corporation	4,944,933

Basic earnings per share attributable to Toyota Motor Corporation	4,944,933	13,512,848	365.94
Effect of dilutive securities
Model AA Class Shares	—	—

Diluted earnings per share attributable to Toyota Motor Corporation	4,944,933	13,512,848	365.94

Disclosure of Shareholders' Equity Per Share
The following table shows Toyota Motor Corporation shareholders’ equity per share. Toyota Motor Corporation shareholders’ equity per share amounts are calculated by dividing Toyota Motor Corporation shareholders’ equity in the consolidated statement of financial position by common shares issued and outstanding at the end of the year (excluding treasury stock).

	Yen in millions	Thousands of shares	Yen
	Toyota Motor Corporation shareholders’ equity	Common shares issued and outstanding at the end of the year (excluding treasury stock)	Toyota Motor Corporation shareholders’ equity per share

As of March 31, 2023	28,338,706	13,565,180	2,089.08
As of March 31, 2024	34,220,991	13,474,172	2,539.75